Arbitrage Fund	Portfolio of Investments
February 28, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 76.60%
Apparel - 0.52%
Skechers USA, Inc., Class A(a)(b)	259,875	$4,259,351

Banks - 4.11%
Stellar Bancorp, Inc.(c)	296,357	11,160,805
Webster Financial Corp.	307,416	22,173,916
		33,334,721
Beverages - 1.40%
JDE Peet's NV	302,682	11,337,476

Biotechnology - 4.78%
Amicus Therapeutics, Inc.(a)	750,710	10,787,703
Arcellx, Inc.(a)	124,165	14,128,735
RAPT Therapeutics, Inc.(a)(d)	100,700	5,838,586
Ventyx Biosciences, Inc.(a)(d)	575,000	8,032,750
		38,787,774
Chemicals - 0.80%
Axalta Coating Systems Ltd.(a)(c)(d)	195,000	6,514,950

Cosmetics/Personal Care - 1.34%
Kenvue, Inc.(d)	567,511	10,850,810

Diversified Financial Services - 8.53%
DigitalBridge Group, Inc.(c)	892,474	13,788,724
Janus Henderson Group PLC(c)(d)	716,731	37,341,685
Schroders PLC	2,288,313	18,071,342
		69,201,751
Electric - 3.83%
TXNM Energy, Inc.	526,006	31,044,874

Engineering & Construction - 1.98%
Great Lakes Dredge & Dock Corp.(a)	947,458	16,059,413

Healthcare - Products - 12.88%
Exact Sciences Corp.(a)(d)	267,160	27,619,001
Hologic, Inc.(a)(d)	395,061	29,771,797
Masimo Corp.(a)	103,665	18,177,658
Penumbra, Inc.(a)(c)	84,048	28,945,290
		104,513,746
Healthcare - Services - 1.00%
Enhabit, Inc.(a)	593,854	8,082,353

Home Builders - 2.23%
Tri Pointe Homes, Inc.(a)	390,051	18,059,361

Machinery - Diversified - 3.76%
Chart Industries, Inc.(a)	147,257	30,526,376

Media - 10.95%
Endeavor Group Holdings, Inc., Class A(a)(b)	1,081,507	32,392,215
TEGNA, Inc.	1,185,517	24,836,581

Arbitrage Fund	Portfolio of Investments
February 28, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 76.60% (Continued)
Media - 10.95% (Continued)
Warner Bros Discovery, Inc.(a)(d)	1,120,451	$31,563,105
		88,791,901
Packaging & Containers - 1.63%
Sealed Air Corp.	316,428	13,252,005

Pharmaceuticals - 0.02%
Atrium Therapeutics, Inc.(a)	13,073	192,827

Real Estate - 0.99%
Kennedy-Wilson Holdings, Inc.	738,700	8,037,056

Real Estate Investment Trusts - 2.69%
Alexander & Baldwin, Inc.	178,805	3,717,356
Peakstone Realty Trust(d)	480,300	10,019,058
Veris Residential, Inc.	427,715	8,062,428
		21,798,842
Semiconductors - 0.99%
Silicon Laboratories, Inc.(a)(d)	39,100	7,997,123

Software - 7.27%
Aspen Technology, Inc.(a)(b)	53,275	—
Clearwater Analytics Holdings, Inc., Class A(a)(c)(d)	173,724	4,063,404
Confluent, Inc., Class A(a)(d)	731,790	22,443,999
Electronic Arts, Inc.(c)(d)	162,010	32,494,346
Palo Alto Networks, Inc.(a)	1	130
Pivotal Software, Inc.(a)(b)	319,502	—
		59,001,879
Transportation - 4.90%
Norfolk Southern Corp.(c)	101,059	31,807,310
ZIM Integrated Shipping Services Ltd.(d)	275,100	7,931,133
		39,738,443
TOTAL COMMON STOCKS
(Cost $603,945,564)		621,383,032

RIGHTS(a) - 1.01%
Akero Therapeutics, Inc. CVR(b)(e)	197,023	130,725
Avadel Pharmaceuticals PLC CVR(b)(e)	957,437	615,249
Blueprint Medicines Corp. CVR, Expires 6/30/2032(b)(e)	56,349	27,442
Bristol-Myers Squibb Co. CVR(b)(e)	857,631	964,835
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(b)(e)	1,669,338	820,146
Contra Abiomed, Inc. CVR, Expires 12/31/2030(b)(e)	163,650	261,840
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(b)(e)	313,065	894,458
Contra Metsera, Inc. CVR, Expires 12/31/2031(b)(e)	164,636	829,008
Contra Resolute Forest Products, Inc. CVR(b)(e)	803,806	1,195,500
Flexion Therapy CVR, Expires 12/31/2030(b)(e)	1,411,000	821,625
Icosavax, Inc. CVR, Expires 02/19/2030(b)(e)	802,494	301,497
Regulus Therapeutics, Inc. CVR, Expires 12/31/2034(b)(e)	500,000	618,400
TreeHouse Foods, Inc. CVR(b)(e)	80,813	156,632

Arbitrage Fund	Portfolio of Investments
February 28, 2026 (unaudited)

	Shares	Value
RIGHTS(a) - 1.01% (Continued)
Verve Therapeutics, Inc. CVR, Expires 7/25/2035(b)(e)	660,593	$440,153
Walgreens Boots Alliance, Inc. CVR, Expires 10/29/2031(b)(e)	205,000	113,898

TOTAL RIGHTS
(Cost $7,742,706)		8,191,408

MUTUAL FUNDS(f) - 3.33%
Water Island Event-Driven Fund, Class I	2,088,887	27,009,303

TOTAL MUTUAL FUNDS
(Cost $18,653,757)		27,009,303

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 3.02%
Machinery - Diversified - 0.97%
Chart Industries, Inc.(g)	01/01/2030	7.500%	$7,566,000	$7,859,651

Telecommunications - 2.05%
Frontier Communications Holdings LLC(g)	05/15/2030	8.750%	16,155,000	16,653,882

TOTAL CORPORATE BONDS
(Cost $24,426,561)				24,513,533

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.13%
Call Options Purchased - 0.04%
Banco Santander SA
	04/2026	$13.00	$1,431,288	1,158	$52,110
	04/2026	14.00	1,431,288	1,158	23,160
	06/2026	13.00	2,474,472	2,002	142,142
	06/2026	14.00	2,473,236	2,001	90,045
Kenvue, Inc.
	03/2026	19.00	956,000	500	20,000
	03/2026	20.00	956,000	500	3,500

TOTAL CALL OPTIONS PURCHASED
(Cost $370,603)					330,957

Put Options Purchased - 0.09%
Axalta Coating Systems Ltd.
	04/2026	28.00	2,171,650	650	3,250
	04/2026	29.00	2,171,650	650	16,250
	04/2026	30.00	2,171,650	650	6,500
Clearwater Analytics Holdings, Inc.
	03 /2026	20.00	3,452,364	1,476	29,520
	06/2026	22.50	1,195,229	511	12,775
Compass, Inc.	03/2026	12.00	487,500	500	2,500
Confluent, Inc.	03/2026	30.00	4,220,192	1,376	0

Arbitrage Fund	Portfolio of Investments
February 28, 2026 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.13% (Continued)
Put Options Purchased - 0.09% (Continued)
Electronic Arts, Inc.
	03/2026	$195.00	$2,025,757	101	$11,615
	06/2026	200.00	12,054,257	601	294,490
Exact Sciences Corp.	04/2026	75.00	10,338,000	1,000	0
Hologic, Inc.	03/2026	72.50	11,183,424	1,484	0
Janus Henderson Group PLC	06/2026	45.00	8,039,030	1,543	7,715
Kenvue, Inc.
	05/2026	16.00	9,066,704	4,742	47,420
	05/2026	17.00	1,783,896	933	16,794
Peakstone Realty Trust	03/2026	20.00	10,019,058	4,803	0
RAPT Therapeutics, Inc.
	03/2026	45.00	98,566	17	0
	03/2026	50.00	1,861,158	321	0
Silicon Laboratories, Inc.	04/2026	200.00	7,997,123	391	74,290
Ventyx Biosciences, Inc.
	03/2026	10.00	790,702	566	0
	03/2026	12.50	3,295,523	2,359	0
Warner Bros Discovery, Inc.	03/2026	27.00	23,409,270	8,310	58,170
ZIM Integrated Shipping Services Ltd.	04/2026	25.00	7,931,133	2,751	99,036

TOTAL PUT OPTIONS PURCHASED
(Cost $2,213,821)					680,325

TOTAL PURCHASED OPTIONS
(Cost $2,584,424)					1,011,282

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 16.33%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	3.595	%(h)	66,246,230	$66,246,230
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.737	%(h)	66,246,229	66,246,229
				132,492,459
TOTAL SHORT-TERM INVESTMENTS
(Cost $132,492,459)				132,492,459

Total Investments - 100.42%
(Cost $789,845,471)				814,601,017

Liabilities in Excess of Other Assets - (0.42)%(i)				(3,419,238)

NET ASSETS - 100.00%				$811,181,779

Arbitrage Fund	Portfolio of Investments
February 28, 2026 (unaudited)

Portfolio Footnotes

(a)	Non-income-producing security.
(b)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2026, the total fair market value of these securities was $44,842,974, representing 5.53% of net assets.
(c)	Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2026, the aggregate fair market value of those securities was $102,218,120, representing 12.60% of net assets.
(d)	Underlying security for a written/purchased call/put option.
Less than 0.005% of net assets.
(e)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,191,408 or 1.01% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Akero Therapeutics, Inc. CVR	12/10/2025	$128,065
Avadel Pharmaceuticals PLC CVR	02/13/2026	612,760
Blueprint Medicines Corp. CVR, Expires 6/30/2032	07/21/2025	25,920
Bristol-Myers Squibb Co. CVR	11/20/2020	1,185,787
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	617,655
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	166,923
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	673,090
Contra Metsera, Inc. CVR, Expires 12/31/2031	11/14/2025	806,716
Contra Resolute Forest Products, Inc. CVR	03/01/2023	1,141,404
Flexion Therapy CVR, Expires 12/31/2030	11/22/2021	874,820
Icosavax, Inc. CVR, Expires 02/19/2030	02/21/2024	248,773
Regulus Therapeutics, Inc. CVR, Expires 12/31/2034	06/26/2025	580,000
TreeHouse Foods, Inc. CVR	02/11/2026	155,969
Verve Therapeutics, Inc. CVR, Expires 7/25/2035	07/28/2025	416,174
Walgreens Boots Alliance, Inc. CVR, Expires 10/29/2031	08/29/2025	108,650
Total		$7,742,706

(f)	Affiliated investment.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, these securities had a total value of $24,513,533 or 3.02% of net assets.
(h)	Rate shown is the 7-day effective yield as of February 28, 2026.
(i)	Includes cash held as collateral for short sales.

Arbitrage Fund	Portfolio of Investments
February 28, 2026 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (2.76%)
Banks - (1.94%)
Banco Santander SA, ADR	(631,678)	$(7,807,540)
Prosperity Bancshares, Inc.	(112,705)	(7,931,051)
		(15,738,591)
Healthcare - Products - (0.82%)
Boston Scientific Corp.	(86,943)	(6,681,569)

TOTAL SECURITIES SOLD SHORT
(Proceeds $23,351,282)		$(22,420,160)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Kenvue, Inc.	05/2026	$19.00	$(10,850,600)	(5,675)	$(482,375)
TOTAL WRITTEN CALL OPTIONS
(Premiums received $267,863)					(482,375)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Rate Minus 40bps (3.240%)	10/30/2026	$—	$—	$(3,801,025)	USD	22,689,037	$(3,801,025)

Arbitrage Fund	Portfolio of Investments
February 28, 2026 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
GBP	7,442,600	USD	10,019,233	Morgan Stanley & Co.	03/16/2026	$10,984
USD	16,624,299	GBP	12,199,100	Morgan Stanley & Co.	03/16/2026	183,860
						$194,844

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	11,364,830	EUR	9,731,200	Morgan Stanley & Co.	03/16/2026	$(140,770)
USD	12,332,526	GBP	9,248,000	Morgan Stanley & Co.	03/16/2026	(130,786)
						$(271,556)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	90.33%
Jersey	4.60%
United Kingdom	2.23%
Netherlands	1.40%
Israel	0.98%
Bermuda	0.80%
Ireland	0.08%
Liabilities in Excess of Other Assets	(0.42)%
100.00%

(a) These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt
bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
CVR - Contingent Value Rights
EUR - Euro
GBP - British pound
LLC - Limited Liability Company
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC - Public Limited Company
SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.
USD - United States Dollar

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 77.96%
Apparel - 1.28%
Skechers USA, Inc., Class A(a)(b)	39,204	$642,554

Banks - 1.01%
Stellar Bancorp, Inc.	121	4,557
Webster Financial Corp.	6,929	499,789
		504,346
Beverages - 1.08%
JDE Peet's NV	14,489	542,711

Biotechnology - 4.17%
Amicus Therapeutics, Inc.(a)	47,787	686,699
Arcellx, Inc.(a)	7,676	873,452
RAPT Therapeutics, Inc.(a)(c)	100	5,798
Ventyx Biosciences, Inc.(a)	18,076	252,522
Viking Therapeutics, Inc.(a)	8,060	272,750
		2,091,221
Commercial Services - 0.37%
PayPal Holdings, Inc.	4,000	184,840

Cosmetics/Personal Care - 1.53%
Kenvue, Inc.(c)	40,091	766,540

Diversified Financial Services - 11.06%
Air Lease Corp.	13,589	881,111
DigitalBridge Group, Inc.(d)	65,910	1,018,309
Janus Henderson Group PLC(d)	45,590	2,375,239
Schroders PLC	126,298	997,405
Victory Capital Holdings, Inc., Class A	4,000	276,720
		5,548,784
Electric - 2.62%
TXNM Energy, Inc.	22,297	1,315,969

Engineering & Construction - 2.00%
Great Lakes Dredge & Dock Corp.(a)	59,079	1,001,389

Entertainment - 2.57%
Caesars Entertainment, Inc.(a)	14,000	350,700
Cineplex, Inc.(a)	80,000	623,437
Penn Entertainment, Inc.(a)	20,045	313,504
		1,287,641
Healthcare - Products - 14.59%
Exact Sciences Corp.(a)	19,841	2,051,163
Hologic, Inc.(a)(c)(d)	27,953	2,106,538
Masimo Corp.(a)	7,124	1,249,193
Pacific Biosciences of California, Inc.(a)	155,000	260,400
Penumbra, Inc.(a)(d)	4,788	1,648,939
		7,316,233

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2026 (unaudited)

	Shares	Value
COMMON STOCKS - 77.96% (Continued)
Healthcare - Services - 1.50%
Enhabit, Inc.(a)	55,153	$750,632

Home Builders - 1.99%
Tri Pointe Homes, Inc.(a)	21,534	997,024

Machinery - Diversified - 2.98%
Chart Industries, Inc.(a)(d)	7,211	1,494,840

Media - 10.35%
Warner Bros Discovery, Inc.(a)(c)	68,572	1,931,673
TEGNA, Inc.(d)	60,492	1,267,308
Endeavor Group Holdings, Inc., Class A(a)(b)	66,527	1,992,550
		5,191,531
Packaging & Containers - 1.61%
Sealed Air Corp.	19,339	809,917

Pharmaceuticals - 1.38%
Amneal Pharmaceuticals, Inc.(a)	4,000	55,240
Atrium Therapeutics, Inc.(a)	1,150	16,962
Bayer AG	12,500	620,488
		692,690
Real Estate Investment Trusts - 1.49%
Alexander & Baldwin, Inc.	11,826	245,863
Veris Residential, Inc.	26,592	501,259
		747,122
Retail - 0.51%
Dick's Sporting Goods, Inc.	1,250	254,538

Semiconductors - 0.98%
Silicon Laboratories, Inc.(a)(c)	2,406	492,099

Software - 8.04%
Clearwater Analytics Holdings, Inc., Class A(a)(c)	13,202	308,795
Confluent, Inc., Class A(a)(c)	45,063	1,382,082
Electronic Arts, Inc.(c)(d)	10,795	2,165,153
Figma, Inc., Class A(a)	6,000	176,340
Palo Alto Networks, Inc.(a)(e)	—	43
		4,032,413
Telecommunications - 0.92%
EchoStar Corp., Class A(a)	4,000	462,120

Transportation - 3.93%
Norfolk Southern Corp.(d)	4,694	1,477,390
ZIM Integrated Shipping Services Ltd.(c)	17,200	495,876
		1,973,266
TOTAL COMMON STOCKS (Cost $37,818,297)		39,100,420

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2026 (unaudited)

	Shares	Value
RIGHTS(a) - 0.92%
Akero Therapeutics, Inc. CVR(b)(f)	16,553	$10,983
Avadel Pharmaceuticals PLC CVR(b)(f)	35,059	22,529
Bristol-Myers Squibb Co. CVR(b)(f)	67,803	76,278
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029(b)(f)	154,954	76,129
Contra Abiomed, Inc. CVR, Expires 12/31/2030(b)(f)	13,890	22,224
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027(b)(f)	34,047	97,276
Contra Metsera, Inc. CVR, Expires 12/31/2031(b)(f)	8,653	43,571
Contra Resolute Forest Products, Inc. CVR(b)(f)	68,936	102,528
TreeHouse Foods, Inc. CVR(b)(f)	5,664	10,978

TOTAL RIGHTS (Cost $439,900)		462,496

	Maturity Date	Rate	Principal Amount	Value
BANK LOAN - 0.57%
Construction Materials - 0.57%
EMRLD Borrower LP, Term Loan B, Variable Rate, (3 mo. USD SOFR Plus 2.25%)	05/31/2030	5.923%	$286,000	$285,311
TOTAL BANK LOAN (Cost $287,424)				285,311

CORPORATE BONDS - 16.36%
Electric - 1.58%
Calpine LLC(g)	03/15/2028	5.125%	794,000	793,706

Healthcare - Products - 1.63%
Bausch & Lomb Corp.(g)	10/01/2028	8.375%	790,000	818,637

Machinery - Diversified - 1.01%
Chart Industries, Inc.(g)	01/01/2030	7.500%	486,000	504,862

Media - 1.26%
TEGNA, Inc.	09/15/2029	5.000%	631,000	630,403

Real Estate - 1.55%
Kennedy-Wilson, Inc.	03/01/2031	5.000%	804,000	779,374

Telecommunications - 9.33%
EchoStar Corp.	11/30/2030	6.750%	1,860,000	1,883,723
Frontier Communications Holdings LLC(g)	05/15/2030	8.750%	2,712,000	2,795,749
				4,679,472
TOTAL CORPORATE BONDS (Cost $8,189,613)				8,206,454

CONVERTIBLE CORPORATE BONDS - 2.28%
Computers & Computer Services - 1.31%
Rapid7, Inc.	03/15/2029	1.250%	768,000	653,760

Investment Company Security - 0.97%
Gladstone Capital Corp.	10/01/2030	5.875%	519,000	487,668

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,208,731)				1,141,428

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2026 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(a) - 0.10%
Call Options Purchased - 0.02%
Banco Santander SA
	06/2026	$13.00	$87,756	71	$5,041
	06/2026	14.00	87,756	71	3,195
Kenvue, Inc.
	03/2026	19.00	68,832	36	1,440
	03/2026	20.00	68,832	36	252

TOTAL CALL OPTIONS PURCHASED (Cost $11,742)					9,928

Put Options Purchased - 0.08%
Clearwater Analytics Holdings, Inc.
	03/2026	20.00	266,646	114	2,280
	06/2026	22.50	86,543	37	925
Confluent, Inc.	03/2026	30.00	242,293	79	0
Electronic Arts, Inc.
	03/2026	195.00	140,399	7	805
	06/2026	200.00	802,280	40	19,600
Hologic, Inc.	03/2026	72.50	715,920	95	0
Kenvue, Inc.
	05/2026	16.00	640,520	335	3,350
	05/2026	17.00	126,192	66	1,188
RAPT Therapeutics, Inc.	03/2026	45.00	5,798	1	0
Silicon Laboratories, Inc.	04/2026	200.00	490,872	24	4,560
Warner Bros Discovery, Inc.	03/2026	27.00	1,453,572	516	3,612
ZIM Integrated Shipping Services Ltd.	04/2026	25.00	495,876	172	6,192

TOTAL PUT OPTIONS PURCHASED (Cost $117,569)					42,512

TOTAL PURCHASED OPTIONS (Cost $129,311)					52,440

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2026 (unaudited)

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 2.19%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	3.595	%(h)	549,464	$549,464
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.737	%(h)	549,464	549,464
				1,098,928

TOTAL SHORT-TERM INVESTMENTS (Cost $1,098,928)				1,098,928

Total Investments - 100.38% (Cost $49,172,204)				50,347,477

Liabilities in Excess of Other Assets - (0.38)%(i)				(190,463)

NET ASSETS - 100.00%				$50,157,014

Portfolio Footnotes
(a)	Non-income-producing security.
(b)	Security fair valued using significant unobservable inputs and classified as a Level 3 security. As of February 28, 2026, the total fair market value of these securities was $3,097,600, representing 6.18% of net assets.
(c)	Underlying security for a written/purchased call/put option.
(d)	Security, or a portion of security, is being held as collateral for swaps, written options, short sales or forward foreign currency exchange contracts. At February 28, 2026, the aggregate fair market value of those securities was $7,181,471, representing 14.32% of net assets.
(e)	Fractional Shares, amount rounds to zero.
(f)	Restricted securities (including private placements) - The Fund may own investment securities that have other legal or contractual limitations. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $462,496 or 0.92% of net assets.

Restricted Security	Acquisition Date	Acquisition Cost
Akero Therapeutics, Inc. CVR	12/10/2025	$10,759
Avadel Pharmaceuticals PLC CVR	02/13/2026	22,438
Bristol-Myers Squibb Co. CVR	11/20/2020	110,781
Concert Pharmaceuticals, Inc. CVR, Expires 12/31/2029	03/07/2023	57,333
Contra Abiomed, Inc. CVR, Expires 12/31/2030	12/21/2022	14,168
Contra Albireo Pharma, Inc. CVR, Expires 12/31/2027	03/03/2023	73,201
Contra Metsera, Inc. CVR, Expires 12/31/2031	11/14/2025	42,400
Contra Resolute Forest Products, Inc. CVR	03/01/2023	97,889
TreeHouse Foods, Inc. CVR	02/11/2026	10,931
Total		$439,900

(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, these securities had a total value of $4,912,954 or 9.80% of net assets.
(h)	Rate shown is the 7-day effective yield as of February 28, 2026.
(i)	Includes cash held as collateral for short sales.

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2026 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (1.30%)
Banks - (0.36%)
Banco Santander SA, ADR	(14,238)	$(175,982)
Prosperity Bancshares, Inc.	(46)	(3,237)
		(179,219)
Computers & Computer Services - (0.02%)
Rapid7, Inc.	(1,766)	(10,985)

Healthcare - Products - (0.76%)
Boston Scientific Corp.	(4,958)	(381,022)

Investment Company Security - (0.16%)
Gladstone Capital Corp.	(4,386)	(79,825)

TOTAL SECURITIES SOLD SHORT (Proceeds $718,622)		$(651,051)

WRITTEN OPTIONS	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
Written Call Options
Kenvue, Inc.	05/2026	$19.00	$(766,712)	(401)	$(34,085)

TOTAL WRITTEN OPTIONS (Premiums received $18,914)					$(34,085)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount	Unrealized Depreciation
Morgan Stanley & Co./ Upon Termination	Union Pacific Corp.	Received 1 Month-Federal Rate Minus 40bps (3.240%)	10/30/2026	$—	$—	$(184,475)	USD 1,045,166	$(184,475)

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2026 (unaudited)

OUTSTANDING FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
CAD	174,200	USD	126,726	Morgan Stanley & Co.	03/16/2026	$1,057
USD	139,359	CAD	189,100	Morgan Stanley & Co.	03/16/2026	646
EUR	249,100	USD	292,177	Morgan Stanley & Co.	03/16/2026	2,344
USD	59,728	EUR	50,200	Morgan Stanley & Co.	03/16/2026	375
GBP	637,000	USD	857,530	Morgan Stanley & Co.	03/16/2026	940
USD	923,896	GBP	679,600	Morgan Stanley & Co.	03/16/2026	8,016
						$13,378

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
CAD	66,600	USD	49,067	Morgan Stanley & Co.	03/16/2026	$(214)
USD	634,978	CAD	874,100	Morgan Stanley & Co.	03/16/2026	(6,212)
EUR	21,600	USD	25,811	Morgan Stanley & Co.	03/16/2026	(273)
USD	1,403,706	EUR	1,199,300	Morgan Stanley & Co.	03/16/2026	(14,276)
GBP	78,500	USD	105,890	Morgan Stanley & Co.	03/16/2026	(97)
USD	1,077,799	GBP	808,800	Morgan Stanley & Co.	03/16/2026	(12,202)
						$(33,274)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	87.43%
Jersey	4.73%
Canada	2.87%
United Kingdom	1.99%
Germany	1.24%
Netherlands	1.08%
Israel	0.99%
Ireland	0.05%
Liabilities in Excess of Other Assets	(0.38)%
100.00%

Water Island Event-Driven Fund	Portfolio of Investments
February 28, 2026 (unaudited)

(a)          These percentages represent long positions only and are not net of short positions.

Abbreviations:

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.

CAD - Canadian dollar

CVR - Contingent Value Rights

EUR - Euro

GBP - British pound

LLC - Limited Liability Company

LP - Limited Partnership

Ltd. - Limited

NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC - Public Limited Company

SA - Generally designates corporations in various countries, mostly those employing civil law. This translates literally in all languages mentioned as anonymous company.

SOFR - Secured Overnight Financing Rate

USD - United States Dollar

Water Island Credit Opportunities Fund	Portfolio of Investments
February 28, 2026 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
BANK LOANS - 3.07%
Construction Materials - 1.77%
EMRLD Borrower LP, Term Loan B, Variable Rate, (3 mo. USD SOFR Plus 2.25%)	05/31/2030	5.923%	$2,714,000	$2,707,459

Transportation - 1.30%
Rand Parent LLC, 2025 Term Loan B, Variable Rate, (3 mo. USD SOFR Plus 3.00%)	03/18/2030	6.672%	1,994,962	1,998,583

TOTAL BANK LOANS
(Cost $4,729,961)				4,706,042

CORPORATE BONDS - 46.58%
Advertising - 2.83%
Clear Channel Outdoor Holdings, Inc.(a)
	04/15/2028	7.750%	1,000,000	1,007,936
	06/01/2029	7.500%	3,302,000	3,325,510
				4,333,446
Electric - 2.16%
Calpine LLC(a)	03/15/2028	5.125%	3,303,000	3,301,776

Electrical Components & Equipment - 2.30%
WESCO Distribution, Inc.(a)	06/15/2028	7.250%	3,500,000	3,525,533

Entertainment - 3.28%
Live Nation Entertainment, Inc.(a)	05/15/2027	6.500%	5,000,000	5,023,700

Healthcare - Products - 7.10%
Bausch & Lomb Corp.(a)	10/01/2028	8.375%	3,296,000	3,415,480
Hologic, Inc.(a)	02/15/2029	3.250%	7,500,000	7,461,090
				10,876,570
Healthcare - Services - 1.30%
Surgery Center Holdings, Inc.(a)	04/15/2032	7.250%	2,000,000	1,997,574

Iron/Steel - 1.50%
U.S. Steel Corp.	03/01/2029	6.875%	2,300,000	2,295,939

Machinery - Diversified - 5.39%
Chart Industries, Inc.(a)(b)
	01/01/2030	7.500%	6,155,000	6,393,887
	01/01/2031	9.500%	1,768,000	1,859,782
				8,253,669
Media - 2.27%
TEGNA, Inc.(b)	09/15/2029	5.000%	3,473,000	3,469,712

Packaging & Containers - 3.97%
Sealed Air Corp./Sealed Air Corp. U.S.(a)(b)	02/01/2028	6.125%	6,000,000	6,083,358

Pharmaceuticals - 2.89%
Organon & Co./Organon Foreign Debt Co-Issuer BV(a)(b)	04/30/2028	4.125%	4,509,000	4,426,330

Water Island Credit Opportunities Fund	Portfolio of Investments
February 28, 2026 (unaudited)

	Maturity Date	Rate	Principal Amount	Value
CORPORATE BONDS - 46.58% (Continued)
Real Estate - 3.91%
Kennedy-Wilson, Inc.(b)	02/01/2030	4.750%	1,220,000	1,183,296
Kennedy-Wilson, Inc.	03/01/2031	5.000%	4,959,000	4,807,108
				5,990,404
Telecommunications - 7.68%
EchoStar Corp.(b)	11/30/2030	6.750%	5,093,000	5,157,956
Frontier Communications Holdings LLC(a)	05/15/2030	8.750%	6,408,000	6,605,886
				11,763,842
TOTAL CORPORATE BONDS
(Cost $71,232,739)				71,341,853

CONVERTIBLE CORPORATE BONDS - 40.24%
Biotechnology - 4.15%
Dynavax Technologies Corp.(a)	03/15/2030	2.000%	3,000,000	3,138,000
Halozyme Therapeutics, Inc.(b)	03/01/2027	0.250%	3,000,000	3,219,375
				6,357,375
Computers & Computer Services - 6.86%
Rapid7, Inc.(b)
	03/15/2027	0.250%	2,500,000	2,350,000
	03/15/2029	1.250%	2,125,000	1,808,906
Varonis Systems, Inc.(b)	09/15/2029	1.000%	3,000,000	2,689,500
Zscaler, Inc.(a)(b)(c)	07/15/2028	3.598%	4,000,000	3,664,000
				10,512,406
Electric - 2.63%
TXNM Energy, Inc.	06/01/2054	5.750%	3,000,000	4,032,153

Electronics - 1.62%
Itron, Inc.(c)(d)	03/15/2026	0.000%	2,500,000	2,478,750

Healthcare - Products - 4.07%
Exact Sciences Corp.	03/01/2028	0.375%	6,000,000	6,231,000

Investment Company Security - 0.87%
Gladstone Capital Corp.	10/01/2030	5.875%	1,423,000	1,337,094

Real Estate - 2.81%
Redfin Corp.(b)	04/01/2027	0.500%	4,500,000	4,297,500

Software - 17.23%
Bentley Systems, Inc.	07/01/2027	0.375%	5,000,000	4,770,000
BlackLine, Inc.(c)	03/15/2026	5.415%	3,071,000	3,061,787
Confluent, Inc.(b)(c)	01/15/2027	2.542%	5,000,000	4,890,000
CSG Systems International, Inc.	09/15/2028	3.875%	5,000,000	6,072,500
Nutanix, Inc.(b)	12/15/2029	0.500%	5,000,000	4,597,500
Tyler Technologies, Inc.	03/15/2026	0.250%	3,000,000	2,994,000
				26,385,787
TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $61,397,309)				61,632,065

Water Island Credit Opportunities Fund	Portfolio of Investments
February 28, 2026 (unaudited)

	Expiration Date	Exercise Price	Notional Amount	Contracts	Value
PURCHASED OPTIONS(d) - 0.01%
Call Option Purchased - 0.01%
State Street SPDR S&P 500 ETF Trust	03/2026	$710.00	$13,719,800	200	$18,200

TOTAL PURCHASED OPTIONS
(Cost $95,335)					18,200

	Yield		Shares	Value
SHORT-TERM INVESTMENTS - 7.78%
Money Market Funds
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, Institutional Class	3.595	%(e)	5,957,219	$5,957,219
State Street Institutional U.S. Government Money Market Fund, Premier Class	3.737	%(e)	5,957,220	5,957,220
				11,914,439

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,914,439)				11,914,439

Total Investments - 97.68%
(Cost $149,369,783)				149,612,599

Other Assets in Excess of Liabilities - 2.32%(f)				3,558,877

NET ASSETS - 100.00%				$153,171,476

Portfolio Footnotes
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2026, these securities had a total value of $61,229,842 or 39.97% of net assets.
(b)	Security, or a portion of security, is being held as collateral for swaps, short sales, written option contracts or forward foreign currency exchange contracts. At February 28, 2026, the aggregate fair market value of those securities was $46,139,086, representing 30.12% of net assets.
(c)	Represents a zero coupon bond. Interest rate presented is yield to maturity.
(d)	Non-income-producing security.
(e)	Rate shown is the 7-day effective yield as of February 28, 2026.
(f)	Includes cash held as collateral for short sales.

Water Island Credit Opportunities Fund	Portfolio of Investments
February 28, 2026 (unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS SOLD SHORT - (7.65%)
Biotechnology - (1.81%)
Exact Sciences Corp.	(12,400)	$(1,281,912)
Halozyme Therapeutics, Inc.	(21,400)	(1,487,942)
		(2,769,854)
Computers & Computer Services - (0.36%)
Rapid7, Inc.	(6,087)	(37,861)
Varonis Systems, Inc.	(11,100)	(256,410)
Zscaler, Inc.	(1,740)	(255,763)
		(550,034)
Electric - (2.08%)
TXNM Energy, Inc.	(54,000)	(3,187,080)

Healthcare - Services - (0.01%)
Surgery Partners, Inc.	(500)	(7,750)

Investment Company Security - (0.14%)
Gladstone Capital Corp.	(12,024)	(218,837)

Pharmaceuticals - (0.10%)
Organon & Co.	(20,300)	(147,987)

Real Estate - (0.32%)
Kennedy-Wilson Holdings, Inc.	(45,700)	(497,216)

Software - (2.83%)
Bentley Systems, Inc., Class B	(6,000)	(219,300)
CSG Systems International, Inc.	(41,000)	(3,275,900)
Nutanix, Inc., Class A	(22,100)	(845,988)
		(4,341,188)
TOTAL SECURITIES SOLD SHORT
(Proceeds $12,141,903)		$(11,719,946)

EQUITY SWAP CONTRACTS

Swap Counterparty/ Payment Frequency	Reference Obligation	Rate Paid/Received by the Fund	Termination Date	Upfront Payments Made	Upfront Payments Received	Market Value	Notional Amount		Unrealized Appreciation
Morgan Stanley & Co./ Upon Termination	iShares iBoxx High Yield Corporate Bond ETF	Received 1 Month- Federal Rate Minus 109bps (2.550%)	10/30/2026	$—	$—	$36,843	USD	1,854,000	$36,843
Morgan Stanley & Co./ Upon Termination	SPDR Bloomberg High Yield Bond ETF	Received 1 Month- Federal Rate Minus 40bps (3.240%)	10/30/2026	—	—	57,874	USD	1,251,695	57,874
						$94,717			$94,717

Water Island Credit Opportunities Fund	Portfolio of Investments
February 28, 2026 (unaudited)

The following is a summary of investments classified by country exposure:

Country	% of Net Assets(a)
United States	95.45%
Canada	2.23%
Other Assets in Excess of Liabilities	2.32%
100.00%

(a) These percentages represent long positions only and are not net of short positions.

Abbreviations:

bps - Basis Points. 100 Basis Points is equal to 1 percentage point.
ETF - Exchange-Traded Fund
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
S&P - Standard & Poor's
SPDR - Standard & Poor's Depositary Receipt
USD - United States Dollar